Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Trading securities
Trading securities	¥ 20,457	$ 2,947	¥ 27,047
Available-for-sale securities:
Available-for-sale securities	15,983	$ 2,302	17,786
Fair Value, Measurements, Recurring [Member]
Trading securities
Trading securities			27,047
Available-for-sale securities:
Trading and Available-for-sale securities	36,440		44,833
Fair Value, Measurements, Recurring [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member]
Trading securities
Trading securities			27,047
Available-for-sale securities:
Trading and Available-for-sale securities	36,440		44,833
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member]
Trading securities
Trading securities	20,457		9,892
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Hotel operations [Member]
Trading securities
Trading securities	1,968		2,190
Available-for-sale securities:
Available-for-sale securities	15,983		17,786
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Gaming, entertainment and tourist-related [Member]
Trading securities
Trading securities	8,809		2,635
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Property development and investment [Member]
Trading securities
Trading securities	7,629		5,067
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Others [Member]
Trading securities
Trading securities	2,051
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member]
Trading securities
Trading securities	20,457		9,892
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Hotel operations [Member]
Trading securities
Trading securities	1,968		2,190
Available-for-sale securities:
Available-for-sale securities	15,983		17,786
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Gaming, entertainment and tourist-related [Member]
Trading securities
Trading securities	8,809		2,635
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Property development and investment [Member]
Trading securities
Trading securities	7,629		5,067
Fair Value, Measurements, Recurring [Member] | Hong Kong [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Others [Member]
Trading securities
Trading securities	¥ 2,051
Fair Value, Measurements, Recurring [Member] | Singapore [Member] | Business management and consultancy, and provision of telecommunications and information technology services (through an associate) [Member]
Trading securities
Trading securities			17,155
Fair Value, Measurements, Recurring [Member] | Singapore [Member] | Quoted Prices In Active Market for Identical Assets (Level 1) [Member] | Business management and consultancy, and provision of telecommunications and information technology services (through an associate) [Member]
Trading securities
Trading securities			¥ 17,155